Letterhead of
                        [Sutherland Asbill & Brennan LLP]

                                February 5, 1999


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

                  Re:      Citicorp Life Insurance Company
                           Citicorp Life Variable Annuity Separate Account Form N-4, File Nos. 33-81626; 811-8628

Commissioners:

            On behalf of Citicorp Life Insurance Company (the "Company"), and Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the "1933 Act"), a copy of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 of the Account under the 1933 Act and Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

            The Amendment is being filed pursuant to paragraph (a) of Rule 485 to bring the prospectus into compliance with the Commission's new plain English rules. Updated portfolio and separate account financial information, as well as financial statements and other required Exhibits, will be added by subsequent amendment.

            If you have any questions or comments on the Amendment, please contact the undersigned at (202) 383-0660 or Stephen E. Roth at (202) 383-0158.

                             Sincerely,

                            /s/ Mary Jane Wilson-Bilik
                            -----------------------------
                            Mary Jane Wilson-Bilik

cc:      Eric Miller
         Stephen E. Roth

    As filed with the Securities and Exchange Commission on February 5,1999

                                                               File No. 33-81626
                                                               File No. 811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                         Pre-Effective Amendment No.                   [ ]
                       Post-Effective Amendment No. 9                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                                Amendment No. 11

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            800 Silver Lake Boulevard
                                 Dover, DE 19904
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (302) 672-5000

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904

               (Name and Address of Agent for Service of Process)

                                    Copy to:

                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filling will become effective:

      [ ] immediately upon filing pursuant to paragraph (b)

      [ ] on pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(i)

      [X] on April 29, 1999, pursuant to paragraph (a)(i)

      [ ] 75 days after filing pursuant to paragraph (a)(ii)

      [ ] on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

      [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

                                     PART A

                                   PROSPECTUS

          SUPPLEMENT DATED MAY 1, 1999 TO PROSPECTUS DATED MAY 1, 1999

                 Citicorp Life Variable Annuity Separate Account
                         Citicorp Life Insurance Company

               Flexible Premium Deferred Variable Annuity Contract

Your flexible premium deferred variable annuity contract (the "Contract") has been issued with a Guaranteed Minimum Income Benefit option (the "rider"). This rider guarantees that a minimum amount will be paid to you if you elect a lump sum distribution or a fixed annuity income option on the Annuity Income Date, so long as you meet certain conditions. If you elect a fixed annuity income option with a life annuity feature, we guarantee you will receive minimum annuity income payments with an effective annual interest rate of at least 4.25% credited daily. This rate is greater than the 3.0% guaranteed annual interest rate shown in the Contract. In addition, each purchase payment may be as little as $150 ($100 for Qualified Contracts).

We offer only certain subaccounts for investment under this rider, and we charge an additional annual charge of 0.50% of the average daily net assets against the amount invested in those subaccounts. As a result, the total expenses paid will be higher, and the investment performance of subaccounts under the rider will be lower than if you did not own the rider.

The tables below supplement the prospectus dated May 1, 1999 for Contracts with the Guaranteed Minimum Income Benefit option and should be read together with the prospectus.

The following is added to the table of "Separate Account Annual Expenses" in the section captioned FEE TABLES (page 5).

-------------------------------------------------------------------------------
    Separate Account Annual Expenses (as a percentage of average net assets)

    Mortality and Expense Risk Charge                   0.84%

    Administration Charge                               0.15%

    Guaranteed Minimum Income Benefit Charge            0.50%
                                                        ----

            Total Separate Account Expenses             1.49%
-------------------------------------------------------------------------------

The following is added to the table of "Examples" (page 6).

Examples: If you elect the Guaranteed Minimum Income Benefit option, you will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets.

      If, at the end of the applicable time period, you surrender the Contract or annuitize it under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                           1 Year    3 Years   5 Years  10 Years
                                           ------    -------   -------  --------
CitiSelect VIP Folio 400                    $         $         $        $
CitiSelect VIP Folio 500                    $         $         $        $
CitiFunds Small Cap Growth VIP Portfolio    $         $         $        $
Fidelity VIP Growth Portfolio               $         $         $        $
Fidelity VIP Equity Income Portfolio        $         $         $        $
Fidelity VIP Overseas Portfolio             $         $         $        $
Fidelity VIP II Contrafund Portfolio        $         $         $        $
Fidelity VIP II Index 500 Portfolio         $         $         $        $
AIM V.I. Capital Appreciation Fund          $         $         $        $
AIM V.I. Growth Fund                        $         $         $        $
AIM V.I. International Equity Fund          $         $         $        $
AIM V.I. Value Fund                         $         $         $        $
AIM V.I. Growth and Income Fund             $         $         $        $
MFS Research Series                         $         $         $        $
MFS Emerging Growth Series                  $         $         $        $

      If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                          1 Year    3 Years   5 Years  10 Years
                                          ------    -------   -------  --------
CitiSelect VIP Folio 400                   $         $         $        $
CitiSelect VIP Folio 500                   $         $         $        $
CitiFunds Small Cap Growth VIP Portfolio   $         $         $        $
Fidelity VIP Growth Portfolio              $         $         $        $
Fidelity VIP Equity Income Portfolio       $         $         $        $
Fidelity VIP Overseas Portfolio            $         $         $        $
Fidelity VIP II Contrafund Portfolio       $         $         $        $
Fidelity VIP II Index 500 Portfolio        $         $         $        $
AIM V.I. Capital Appreciation Fund         $         $         $        $
AIM V.I. Growth Fund                       $         $         $        $
AIM V.I. International Equity Fund         $         $         $        $
AIM V.I. Value Fund                        $         $         $        $
AIM V.I. Growth and Income Fund            $         $         $        $
MFS Research Series                        $         $         $        $
MFS Emerging Growth Series                 $         $         $        $

Expenses deducted at both the Contract and Portfolio level are reflected in the Examples. Premium taxes are not. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1998 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of ______ for purposes of the examples based on a $1,000 investment.

The examples should not be considered a representation of past or future expenses. The 5% annual rate of return is hypothetical and does not represent past or future annual returns. Actual returns may be greater or less than the 5% assumed rate.

The following is added to the "Condensed Financial Information" found in the APPENDIX (page 19).

                         CONDENSED FINANCIAL INFORMATION

The following shows accumulation unit values and number of accumulation units for subaccounts under the Guaranteed Minimum Income Benefit option for the period from the date this option was first offered (December 10, 1997) through December 31, 1998. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
                    Subaccount
                                                 Year Ending  Period 12/10/97 to
                                                  12/31/98         12/10/97*
--------------------------------------------------------------------------------
CitiSelect VIP Folio 400
   Unit Value Beginning of Period                   $1.08            $1.08
   Unit Value End of Period                                          $1.08
   Number of Accumulation Units Outstanding                         281,111
--------------------------------------------------------------------------------
CitiSelect VIP Folio 500
   Unit Value Beginning of Period                   $1.09            $1.10
   Unit Value End of Period                                          $1.09
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period                   $1.11            $1.10
   Unit Value End of Period                                          $1.11
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------

                                       2


Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                   $1.80           $1.81
   Unit Value End of  Period                                        $1.80
   Number of Accumulation Units Outstanding                           0
--------------------------------------------------------------------------------
Fidelity Equity Income Portfolio
   Unit Value Beginning of Period                   $1.21            $1.21
   Unit Value End of Period                                          $1.21
   Number of Accumulation Units Outstanding                           0
--------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                   $1.09            $1.09
   Unit Value End of Period                                          $1.09
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                   $1.21            $1.21
   Unit Value End of Period                                          $1.21
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                   $1.23            $1.23
   Unit Value End of Period                                          $1.23
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                   $1.67            $1.69
   Unit Value End of Period                                          $1.67
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                   $1.21            $1.22
   Unit Value End of Period                                          $1.21
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                   $1.05            $1.06
   Unit Value End of Period                                          $1.05
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                   $1.19            $1.20
   Unit Value End of Period                                          $1.19
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                   $1.18            $1.19
   Unit Value End of Period                                          $1.18
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
MFS Research Series
   Unit Value Beginning of Period                   $1.15            $1.16
   Unit Value End of Period                                          $1.15
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                   $1.16            $1.18
   Unit Value End of Period                                          $1.16
   Number of Accumulation Units Outstanding                            0
--------------------------------------------------------------------------------

*As of 12/31/97, no purchase payments had been allocated to the subaccounts investing in the CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, AIM V.I. Growth and Income Fund, MFS Research Series or MFS Emerging Growth Series under the Guaranteed Minimum Income Benefit option.

          SUPPLEMENT DATED MAY 1, 1999 TO PROSPECTUS DATED MAY 1, 1999

                 Citicorp Life Variable Annuity Separate Account
                         Citicorp Life Insurance Company

               Flexible Premium Deferred Variable Annuity Contract

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 1999 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

                                    * * * * *

The first paragraph in the section captioned "5. Charges and Deductions" (page 4) is revised as follows:

      The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:

---------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of average net assets)

      Mortality and Expense Risk Charge                   0.84%

      Administration Charge                               0.15%
                                                          ----

              Total Separate Account Expenses             0.99%
---------------------------------------------------------------

The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" (page 12) is replaced with the following:

      This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following: (see over)

Examples: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(1)

      If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                           1 Year    3 Years   5 Years  10 Years
                                           ------    -------   -------  --------
CitiSelect VIP Folio 200                    $         $         $        $
CitiSelect VIP Folio 300                    $         $         $        $
CitiSelect VIP Folio 400                    $         $         $        $
CitiSelect VIP Folio 500                    $         $         $        $
CitiFunds Small Cap Growth VIP Portfolio    $         $         $        $
Fidelity VIP Growth Portfolio               $         $         $        $
Fidelity VIP High Income Portfolio          $         $         $        $
Fidelity VIP Equity Income Portfolio        $         $         $        $
Fidelity VIP Overseas Portfolio             $         $         $        $
Fidelity VIP II Contrafund Portfolio        $         $         $        $
Fidelity VIP II Index 500 Portfolio         $         $         $        $
AIM V.I. Capital Appreciation Fund          $         $         $        $
AIM V.I. Government Securities Fund         $         $         $        $
AIM V.I. Growth Fund                        $         $         $        $
AIM V.I. International Equity Fund          $         $         $        $
AIM V.I. Value Fund                         $         $         $        $
AIM V.I. Growth and Income Fund             $         $         $        $
MFS World Governments Series                $         $         $        $
MFS Money Market Series                     $         $         $        $
MFS Bond Series                             $         $         $        $
MFS Total Return Series                     $         $         $        $
MFS Research Series                         $         $         $        $
MFS Emerging Growth Series                  $         $         $        $

      If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                         1 Year    3 Years   5 Years  10 Years
                                         ------    -------   -------  --------
CitiSelect VIP Folio 200                  $         $         $        $
CitiSelect VIP Folio 300                  $         $         $        $
CitiSelect VIP Folio 400                  $         $         $        $
CitiSelect VIP Folio 500                  $         $         $        $
CitiFunds Small Cap Growth VIP Portfolio  $         $         $        $
Fidelity VIP Growth Portfolio             $         $         $        $
Fidelity VIP High Income Portfolio        $         $         $        $
Fidelity VIP Equity Income Portfolio      $         $         $        $
Fidelity VIP Overseas Portfolio           $         $         $        $
Fidelity VIP II Contrafund Portfolio      $         $         $        $
Fidelity VIP II Index 500 Portfolio       $         $         $        $
AIM V.I. Capital Appreciation Fund        $         $         $        $
AIM V.I. Government Securities Fund       $         $         $        $
AIM V.I. Growth Fund                      $         $         $        $
AIM V.I. International Equity Fund        $         $         $        $
AIM V.I. Value Fund                       $         $         $        $
AIM V.I. Growth and Income Fund           $         $         $        $
MFS World Governments Series              $         $         $        $
MFS Money Market Series                   $         $         $        $
MFS Bond Series                           $         $         $        $
MFS Total Return Series                   $         $         $        $
MFS Research Series                       $         $         $        $
MFS Emerging  Growth Series               $         $         $        $

Footnotes to Examples

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1998 expenses for the Separate Account and fiscal year 1998 expenses for the investment portfolios.

1. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1998 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of ______ for purposes of the examples based on a $1,000 investment.

   The examples should not be considered a representation of past or future expenses. The 5% annual rate of return is hypothetical and does not represent past or future annual returns. Actual returns may be greater or less than the 5% assumed rate.

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or " CLIC").

The Contract has 24 investment choices: a Fixed Account and 23 subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate which is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 23 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at 800 Silver Lake Blvd., P.O. Box 7031, Dover, DE 19903.

Variable annuity contracts are subject to market fluctuation, reinvestment risk and possible loss of principal invested. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Managed by CitiBank, N.A.
-------------------------
CitiSelect(R) VIP Folio 200
CitiSelect(R) VIP Folio 300
CitiSelect(R) VIP Folio 400
CitiSelect(R) VIP Folio 500
CitiFunds(SM) Small Cap Growth VIP Portfolio

Managed by Fidelity Management & Research Company
-------------------------------------------------
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio

Managed by AIM Advisors, Inc.
-----------------------------
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
AIM V.I. Growth and Income Fund

Managed by MFS Investment Management(R)
---------------------------------------
MFS World Governments Series
MFS Money Market Series
MFS Bond Series
MFS Total Return Series
MFS Research Series
MFS Emerging Growth Series

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense


May 1, 1999

                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS                                                         2
SUMMARY                                                                        3
FEE TABLES                                                                     5
EXAMPLES                                                                       6
SECTION 1: THE ANNUITY CONTRACT                                                8
SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)                                 8
         Variable Annuity Income Payments                                      8
         Fixed Annuity Income Payments                                         9
         Annuity Income Options                                                9
SECTION 3: PURCHASE                                                            9
         Purchase Payments                                                     9
         Allocation of Purchase Payments                                       9
         Free Look Period                                                     10
         Accumulation Units                                                   10
SECTION 4: INVESTMENT OPTIONS                                                 10
         Transfers During the Accumulation Phase                              11
         Transfers During the Income Phase                                    11
         Transfer Requests                                                    11
         Dollar Cost Averaging Program                                        11
         Voting Rights                                                        12
         Substitution                                                         12
SECTION 5: CHARGES AND DEDUCTIONS                                             12
         Insurance Charges                                                    12
         Annual Contract Fee                                                  12
         Surrender Charges                                                    13
         Surrender Processing Fee                                             13
         Premium Taxes                                                        13
         Transfer Processing Fee                                              13
         Investment Portfolio Expenses                                        13
SECTION 6: TAXES                                                              13
         Annuity Contracts in General                                         13
         Qualified and Non-Qualified Contracts                                14
         Withdrawals - Non-Qualified Contracts                                14
         Withdrawals - Qualified Contracts                                    14
         Diversification Requirements                                         14
SECTION 7: ACCESS TO YOUR MONEY                                               15
         Systematic Withdrawal Program                                        15
SECTION 8: PERFORMANCE                                                        15
SECTION 9: DEATH BENEFITS                                                     15
         Upon Your Death                                                      15
         Death of the Annuitant                                               16
SECTION 10: OTHER INFORMATION                                                 16
         Citicorp Life Insurance Company                                      16
         The Separate Account                                                 16
         Distribution                                                         17
         Ownership                                                            17
         Beneficiary                                                          17
         Suspension of Payment or Transfers                                   17
         Modifications                                                        17
         Legal Proceedings                                                    17
         Company Holidays                                                     18
         Financial Statements                                                 18
         Inquiries                                                            18
STATEMENT OF ADDITIONAL INFORMATION
      TABLE OF CONTENTS                                                       18
APPENDIX:  Condensed Financial Information                                    19

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase                                                             8
Accumulation Unit                                                             10
Annuitant                                                                      8
Annuity Income Date                                                            8
Annuity Income Options                                                         8
Annuity Income Payments                                                        8
Annuity Unit                                                                  10
Beneficiary                                                                   17
Business Day                                                                  10
Contract Value                                                                 8
Contract Year                                                                 11
Fixed Account                                                                  8
Income Phase                                                                   8
Investment Portfolios                                                         10
Joint Owner                                                                    8
Non-Qualified Contract                                                        14
Notice To Us                                                                  11
Owner                                                                         17
Purchase Payment                                                               9
Qualified Contract                                                            14
Separate Account                                                              16
Subaccount                                                                     8
Tax Deferral                                                                  14

SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in greater detail.

1. The Annuity Contract: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 23 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us. Money directed to any of the 23 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You can also lose money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. Annuity Payments (The Income Phase): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. Purchase: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRA's, Roth IRA's, etc.), we require only $2,000. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts).

4. Investment Options: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY CITIBANK, NA
    CitiSelect VIP Folio 200
    CitiSelect VIP Folio 300
    CitiSelect VIP Folio 400
    CitiSelect VIP Folio 500
    CitiFunds Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
    Fidelity VIP Growth Portfolio
    Fidelity VIP High Income Portfolio
    Fidelity VIP Equity Income Portfolio
    Fidelity VIP Overseas Portfolio
    Fidelity VIP II Contrafund Portfolio
    Fidelity VIP II Index 500 Portfolio

MANAGED BY AIM ADVISORS, INC.
    AIM V.I. Capital Appreciation Fund
    AIM V.I. Government Securities Fund
    AIM V.I. Growth Fund
    AIM V.I. International Equity Fund
    AIM V.I. Value Fund
    AIM V.I. Growth and Income Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
    MFS World Governments Series
    MFS Money Market Series
    MFS Bond Series
    MFS Total Return Series
    MFS Research Series
    MFS Emerging Growth Series

5. Charges and Deductions: The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 1.40% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-3.5%, depending upon the state in which you live.

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

6. Taxes: Earnings under the Contract are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase are considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. Access To Your Money: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. Performance: The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. Performance information for each of the investment portfolios is provided elsewhere in this prospectus and in the SAI. Past performance is not a guarantee of future results.

9. Death Benefits: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

10.  Other Information:

      Free Look: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your original payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

      No Probate: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

      Dollar Cost Averaging Program: An optional Dollar-Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar-Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

      Systematic Withdrawals: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

      Waiver of Surrender Charges: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES

Owner Transaction Expenses

    Sales Charge Imposed on Purchase Payments           None
    Maximum Surrender Charge (contingent deferred
       sales charge) as a percentage of the purchase
       payment withdrawn                                  7%(1)

    Surrender Processing Fee                            None(2)

    Transfer Fee (imposed after the 18th transfer
       in any Contract Year                              $25(3)


Annual Contract Fee                                      $30(4)


Separate Account Annual Expenses (as a percentage of average net assets)

    Mortality and Expense Risk Charge                   1.25%

    Administration Charge                               0.15%
                                                        ----

            Total Separate Account Expenses             1.40%


Annual Portfolio Expenses (as percentage of average daily net assets)

                                                                                                     Total Annual
                                                                    Other Expenses(5)            Portfolio Expenses(5)
                                                                    (a)           (b)              (a)            (b)
   Portfolio                                                       after         before           after         before
                                            Management fees    reimbursement  reimbursement   reimbursement  reimbursement
                                            ---------------    -------------  -------------   -------------  -------------
CitiSelect VIP Folio 200                         0.75%            0.20%          3.49%           0.95%          4.44%
CitiSelect VIP Folio 300                         0.75%            0.20%          3.30%           0.95%          4.25%
CitiSelect VIP Folio 400                         0.75%            0.50%          3.21%           1.25%          4.46%
CitiSelect VIP Folio 500                         0.75%            0.50%          3.27%           1.25%          4.52%
CitiFunds Small Cap Growth VIP Portfolio         0.75%            0.15%          4.60%           0.90%          5.50%
Fidelity VIP Growth Portfolio                    0.60%            0.09%                          0.69%
Fidelity VIP High Income Portfolio               0.59%            0.12%                          0.71%
Fidelity VIP Equity Income Portfolio             0.50%            0.08%                          0.58%
Fidelity VIP Overseas Portfolio                  0.75%            0.17%                          0.92%
Fidelity VIP II Contrafund Portfolio             0.60%            0.11%                          0.71%
Fidelity VIP II Index 500 Portfolio              0.24%            0.04%          0.13%           0.28%          0.40%
AIM V.I. Capital Appreciation Fund               0.63%            0.05%                          0.68%
AIM V.I. Government Securities Fund              0.50%            0.37%                          0.87%
AIM V.I. Growth Fund                             0.65%            0.08%                          0.73%
AIM V.I. International Equity Fund               0.75%            0.18%                          0.93%
AIM V.I. Value Fund                              0.62%            0.08%                          0.70%
AIM V.I. Growth and Income Fund                  0.63%            0.06%                          0.69%
MFS World Governments Series                     0.75%            0.25%          0.40%           1.00%          1.15%
MFS Money Market Series                          0.50%            0.10%          0.86%           0.60%          1.36%
MFS Bond Series                                  0.60%            0.40%          2.98%           1.00%          3.58%
MFS Total Return Series                          0.75%            0.25%          0.27%           1.00%          1.02%
MFS Research Series                              0.75%            0.17%                          0.92%
MFS Emerging Growth Series                       0.75%            0.15%                          0.90%

Examples: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(6)

      If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                              1 Year            3 Years          5 Years           10 Years
                                                              ------            -------          -------           --------
CitiSelect VIP Folio 200                                       $                 $                $                 $
CitiSelect VIP Folio 300                                       $                 $                $                 $
CitiSelect VIP Folio 400                                       $                 $                $                 $
CitiSelect VIP Folio 500                                       $                 $                $                 $
CitiFunds Small Cap Growth VIP Portfolio                       $                 $                $                 $
Fidelity VIP Growth Portfolio                                  $                 $                $                 $
Fidelity VIP High Income Portfolio                             $                 $                $                 $
Fidelity VIP Equity Income Portfolio                           $                 $                $                 $
Fidelity VIP Overseas Portfolio                                $                 $                $                 $
Fidelity VIP II Contrafund Portfolio                           $                 $                $                 $
Fidelity VIP II Index 500 Portfolio                            $                 $                $                 $
AIM V.I. Capital Appreciation Fund                             $                 $                $                 $
AIM V.I. Government Securities Fund                            $                 $                $                 $
AIM V.I. Growth Fund                                           $                 $                $                 $
AIM V.I. International Equity Fund                             $                 $                $                 $
AIM V.I. Value Fund                                            $                 $                $                 $
AIM V.I. Growth and Income Fund                                $                 $                $                 $
MFS World Governments Series                                   $                 $                $                 $
MFS Money Market Series                                        $                 $                $                 $
MFS Bond Series                                                $                 $                $                 $
MFS Total Return Series                                        $                 $                $                 $
MFS Research Series                                            $                 $                $                 $
MFS Emerging Growth Series                                     $                 $                $                 $

      If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                              1 Year            3 Years          5 Years           10 Years
                                                              ------            -------          -------           --------
CitiSelect VIP Folio 200                                       $                 $                $                 $
CitiSelect VIP Folio 300                                       $                 $                $                 $
CitiSelect VIP Folio 400                                       $                 $                $                 $
CitiSelect VIP Folio 500                                       $                 $                $                 $
CitiFunds Small Cap Growth VIP Portfolio                       $                 $                $                 $
Fidelity VIP Growth Portfolio                                  $                 $                $                 $
Fidelity VIP High Income Portfolio                             $                 $                $                 $
Fidelity VIP Equity Income Portfolio                           $                 $                $                 $
Fidelity VIP Overseas Portfolio                                $                 $                $                 $
Fidelity VIP II Contrafund Portfolio                           $                 $                $                 $
Fidelity VIP II Index 500 Portfolio                            $                 $                $                 $
AIM V.I. Capital Appreciation Fund                             $                 $                $                 $
AIM V.I. Government Securities Fund                            $                 $                $                 $
AIM V.I. Growth Fund                                           $                 $                $                 $
AIM V.I. International Equity Fund                             $                 $                $                 $
AIM V.I. Value Fund                                            $                 $                $                 $
AIM V.I. Growth and Income Fund                                $                 $                $                 $
MFS World Governments Series                                   $                 $                $                 $
MFS Money Market Series                                        $                 $                $                 $
MFS Bond Series                                                $                 $                $                 $
MFS Total Return Series                                        $                 $                $                 $
MFS Research Series                                            $                 $                $                 $
MFS Emerging Growth Series                                     $                 $                $                 $

Footnotes to Fee Table and Examples

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1998 expenses for the Separate Account and fiscal year 1998 expenses for the investment portfolios

1. Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

2. We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

3. We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

4. We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

5. The investment advisers to certain investment portfolios and/or the fund managers voluntarily agreed to reimburse or waive certain fees and expenses during fiscal year 1998. "Other Expenses - Column (a)" and "Total Annual Portfolio Expenses - Column (a)" reflect the fees and expenses of each investment portfolio after any such reimbursement or waiver. If applicable, "Other Expenses, - Column (b)" and "Total Annual Portfolio Expenses Column (b)" show the expenses or fees actually incurred before any waivers and reimbursements. The investment adviser for the Fidelity VIP II Index 500 Portfolio also voluntarily agreed to reimburse a portion of the portfolio's management fees that, without reimbursement, would have been 0.27%. There is no assurance that the fee waivers or reimbursements will continue at current levels. Beginning May 1, 1998, the AIM investment portfolios reimburse AIM in an amount up to 0.25% of the average net asset value of each portfolio, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each AIM investment portfolio in excess of the net asset value as calculated on April 30, 1998. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for the investment portfolios.

6. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1998 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of ______ for purposes of the examples based on a $1,000 investment.

   The examples should not be considered a representation of past or future expenses. The 5% annual rate of return is hypothetical and does not represent past or future annual returns. Actual returns may be greater or less than the 5% assumed rate.

There is an Accumulation Unit Value history for each subaccount in the Appendix
- Condensed Financial Information.

SECTION 1:  THE ANNUITY CONTRACT

An annuity is a contract between the owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the contract is in the Accumulation Phase. Once annuity income payments begin, the contract is in the Income Phase. Your earnings under the contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. Depending on market conditions, any of these portfolios can make or lose money. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Each subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10 - Other Information."

SECTION 2:  ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. Annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. However, certain plans which qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

Variable Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

Fixed Annuity Income Payments: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

Annuity Income Options: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

   Option 1: Income for a Fixed Period. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

   Option 2: Life Annuity. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

   Option 3: Life Annuity with Period Certain. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

   Option 4: Joint and Survivor Annuity: Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3:  PURCHASE

The Contract may be purchased by anyone age 90 or younger.

Purchase Payments: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time, and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

Allocation of Purchase Payments: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt. A business day is any day when both we and the New York Stock Exchange are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. A list of the holidays when we are closed is listed in "Section 10: Other Information."

Free Look Period: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

Accumulation Units: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

    1. determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value for that day;
    2.  subtracting from that amount any insurance charges (see "Section 5:
        Charges and Deductions;" and
    3. dividing this amount by the number of outstanding Accumulation Units in that subaccount.

    Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4:  INVESTMENT OPTIONS

In addition to the Fixed Account, 23 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

There is no assurance that an investment portfolio will achieve its stated objective. The 23 investment portfolios available under the contract are listed below.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are provided with this prospectus.

Citibank N.A. serves as the Investment Manager for the following investment portfolios:
   CitiSelect VIP Folio 200 (Asset Allocation-Balanced)
   CitiSelect VIP Folio 300 (Asset Allocation-Balanced)
   CitiSelect VIP Folio 400 (Asset Allocation-Balanced)
   CitiSelect VIP Folio 500 (Asset Allocation-Balanced)
   CitiFunds Small Cap Growth VIP Portfolio (Aggressive Growth)

Fidelity Management & Research Company serves as the Investment Adviser for the following investment portfolios:
   Fidelity VIP Growth Portfolio (Growth)
   Fidelity VIP High Income Portfolio (High Yield Bond)
   Fidelity VIP Equity Income Portfolio (Growth & Income)
   Fidelity VIP Overseas Portfolio (International Stock)
   Fidelity VIP II Contrafund Portfolio (Growth)
   Fidelity VIP II Index 500 Portfolio (Growth & Income)

AIM Advisors, Inc. serves as the Investment Adviser for the following investment portfolios:
   AIM V.I. Capital Appreciation Fund (Aggressive Growth)
   AIM V.I. Government Securities Fund (Govt Bond)
   AIM V.I. Growth Fund (Growth)
   AIM V.I. International Equity Fund (International Stock)
   AIM V.I. Value Fund (Growth)
   AIM V.I. Growth and Income Fund (Growth & Income)

MFS Investment Management(R) serves as the Investment Adviser for the following investment portfolios:
   MFS World Governments Series (International Bond)
   MFS Money Market Series (Money Market)
   MFS Bond Series (Corp Bond)
   MFS Total Return Series (Balanced)
   MFS Research Series (Growth)
   MFS Emerging Growth Series (Aggressive Growth)

Certain unaffiliated investment advisers reimburse us for administrative costs we incur in connection with administering the investment portfolios as investment options under the Contract. These reimbursements are paid to us out of the advisers' investment advisory fees as a percentage of assets under management.

Transfers During the Accumulation Phase: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

    1. If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

    2. We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

Transfers During the Income Phase: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

Transfer Requests: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

Dollar Cost Averaging Program: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount which can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

Voting Rights: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

Substitution: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. We may also add or delete one or more subaccounts or investment portfolios. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5:  CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

   Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

   Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%. If this charge and the Annual Contract Fee are not enough to cover the costs of administering the Contracts in the future, we will bear the loss.

Annual Contract Fee: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

Surrender Charges: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

   Number of Years Since            Charge as a Percentage
 Date of Purchase Payment      of Purchase Payment Withdrawn
 ------------------------      -----------------------------
           0-1                             7%
           1-2                             6%
           2-3                             5%
           3-4                             4%
           4-5                             3%
           5+                              0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

Surrender Processing Fee: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

Premium Taxes: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 3.5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

Transfer Processing Fee: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

Investment Portfolio Expenses: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6:  TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

Annuity Contracts in General: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified. (see the following sections).

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date - either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract under a pension plan or as an individual retirement annuity, your Contract is referred to as a Qualified Contract. Examples of qualified plans are Individual Retirement Annuities (IRA's), Roth IRA's, Tax Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans. You should consult your legal adviser or tax counsel if you are considering buying the contract for use with any retirement plan.

Withdrawals - Non-Qualified Contracts: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) in a series of substantially equal payments made at least annually under a lifetime annuity; (5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contract: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59 1/2. We have provided a more complete discussion in the SAI.

Diversification Requirements. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from. If any guidance is provided which is considered a new position, then the position would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

SECTION 7:  ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no purchase payments have been paid during the prior two years and total purchase payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

Systematic Withdrawal Program: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time.

Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8:  PERFORMANCE

From time to time, we may advertise yields, effective yields and total returns of the various investment portfolios and/or subaccounts. Standard Total Return figures for the subaccounts will reflect the deduction of all charges under the Contract, including the insurance charges, the Annual Contract Fee and Surrender Charges. These figures are based on historical returns of the subaccounts since their inception and do not indicate or project future performance. Advertisements may also include yields, effective yields and total returns that do not reflect the deduction of the Annual Contract Fees and Surrender Charges. The deduction of Annual Contract Fees and Surrender Charges would reduce the performance results.

In addition, we may present historic performance data for the investment portfolios since their inception reduced by portfolio expenses and some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the date the portfolio(s) were first available under the Contract but is designed to show the performance that would have resulted if the investment portfolios and/or the Contract had been available during that time.

We may also advertise investment portfolio and/or subaccount performance relative to certain performance rankings and indices compiled by independent organizations and/or report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from underlying investment portfolios are reinvested and can lead to substantial long-term accumulation of assets, provided that the portfolio's investment experience is positive. More detailed information as to the calculation of performance appears in the SAI.

For more information on the performance on investment portfolios under the Contract, see their prospectuses.

SECTION 9:  DEATH BENEFITS

Upon Your Death: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary.

The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;
    2. the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or
    3. the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;
    2. the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or
    3. the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

Death of the Annuitant: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

SECTION 10:  OTHER INFORMATION

Citicorp Life Insurance Company: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citibank Delaware which is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup, one of the world's largest financial services companies. We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

Like all financial services providers, we utilize computer systems that may be affected by Year 2000 transition issues, and rely on service providers, including the investment portfolios, whose systems also may be affected. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the investment portfolios and other service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on our operations. However, as of the date of this Prospectus, it is not anticipated that you will experience negative effects on your investment, or on the services we provide, as a result of Year 2000 transition implementation. As of January 1, 1999, our systems are Year 2000 compliant, but there can be no assurance that the interaction with other service providers will not impair services at that time.

The Separate Account: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio.

Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

Distribution: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

CFBDS, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. CFBDS is not obligated to sell any specific number of Contracts. CFBDS, Inc.'s principal business address is 21 Milk St., Boston, Massachusetts.

We may pay sales commissions to broker-dealers up to an amount equal to 7.00% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

Ownership: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

Beneficiary: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

Suspension of Payments or Transfers: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

  1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
  2. the SEC permits by an order such postponement for the protection of Contract Owners; or
  3. the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

Modifications:  We may modify the Contract if necessary:

  1. for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or
  2. to reflect a change in the operation of the Separate Account or a subaccount; or
  3. to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

Legal Proceedings: There are no material legal proceedings to which the Separate Account, or CFBDS, Inc. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

Company Holidays: We are closed on the following holidays: New Years Day, Civil Rights Day (Martin Luther King Day), President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays which fall on a Saturday will be taken on the previous Friday. Holidays which fall on Sunday will be taken the following Monday.

Financial Statements: Our audited Statutory Financial Statements as of December 31, 1998 and 1997 and for the years ended December 31, 1998, 1997 and 1996 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 1998.

Inquires: If you need more information, please contact us at: Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, DE 19903. You may call us toll free at 800-497-4857

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS                                              4
         The Contract                                                       4
         Incontestability                                                   4
         Misstatement of Age or Sex                                         4
         Participation                                                      4
         Assignment                                                         4
DISTRIBUTION OF THE CONTRACTS                                               4
DETERMINING ACCUMULATION UNIT VALUES                                        4
ADDING, DELETING OR SUBSTITUTING
         INVESTMENT PORTFOLIOS                                              5
VOTING RIGHTS                                                               5
CALCULATION OF YIELDS AND TOTAL RETURNS                                     6
         Money Market Subaccount Yields                                     7
         Other Subaccount Yields                                            8
         Average Annual Total Returns                                       9
         Subaccount Performance Data                                       11
         Adjusted Historic Portfolio Performance Data                      16
         Effect of the Annual Contract Fee on Performance Data             21
VARIABLE ANNUITY PAYMENTS                                                  21
         Assumed Investment Rate                                           21
         Amount of Variable Annuity Payments                               21
         Annuity Unit Value                                                22
LEGAL MATTERS                                                              22
EXPERTS                                                                    23
OTHER INFORMATION                                                          23
FINANCIAL STATEMENTS                                                       23

If you would like a free copy of the Statement of Additional Information for this prospectus, please complete the following and mail it to Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, Delaware 19903.

    Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

    Name: ___________________________________________________________________

    Mailing Address: ________________________________________________________

    _________________________________________________________________________

    _________________________________________________________________________

                    APPENDIX: CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 1998 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                                                                                        From
                    Subaccount                                                                                      Commencement
                                                        Year Ending         Year Ending         Year Ending       of Operations to
                                                          12/31/98            12/31/97            12/31/96            12/31/95*
---------------------------------------------------- ------------------- ------------------- ------------------- -------------------
CitiSelect VIP Folio 200
   Unit Value Beginning of Period                          $1.06                 $1.00               --                  --
   Unit Value End of Period                                                      $1.06               --                  --
   Number of Accumulation Units Outstanding                                  2,283,189               --                  --

CitiSelect VIP Folio 300
   Unit Value Beginning of Period                          $1.07                 $1.00               --                  --
   Unit Value End of Period                                                      $1.07               --                  --
   Number of Accumulation Units Outstanding                                  3,338,546               --                  --

CitiSelect VIP Folio 400
   Unit Value Beginning of Period                          $1.08                 $1.00               --                  --
   Unit Value End of Period                                                      $1.08               --                  --
   Number of Accumulation Units Outstanding                                  2,863,311               --                  --

CitiSelect VIP Folio 500
   Unit Value Beginning of Period                          $1.09                 $1.00               --                  --
   Unit Value End of Period                                                      $1.09               --                  --
   Number of Accumulation Units Outstanding                                  1,046,036               --                  --

CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period                          $1.11                 $1.00               --                  --
   Unit Value End of Period                                                      $1.11               --                  --
   Number of Accumulation Units Outstanding                                    150,143               --                  --

Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                          $1.80                 $1.48              $1.31              $1.00
   Unit Value End of Period                                                      $1.80              $1.48              $1.31
   Number of Accumulation Units Outstanding                                    725,424             98,550              4,565

Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period                          $1.14                 $1.00               --                  --
   Unit Value End of Period                                                      $1.14               --                  --
   Number of Accumulation Units Outstanding                                    819,371               --                  --

Fidelity Equity Income Portfolio
   Unit Value Beginning of Period                          $1.22                 $1.00               --                  --
   Unit Value End of Period                                                      $1.22               --                  --
   Number of Accumulation Units Outstanding                                  2,265,460               --                  --

Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                          $1.09                 $1.00               --                  --
   Unit Value End of Period                                                      $1.09               --                  --
   Number of Accumulation Units Outstanding                                  1,070,184               --                  --

Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                          $1.21                 $1.00               --                  --
   Unit Value End of Period                                                      $1.21               --                  --
   Number of Accumulation Units Outstanding                                  1,585,128               --                  --

Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                          $1.24                 $1.00               --                  --
   Unit Value End of Period                                                      $1.24               --                  --
   Number of Accumulation Units Outstanding                                  2,215,225               --                  --

AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                          $1.67                 $1.49              $1.00             $0
   Unit Value End of Period                                                      $1.67              $1.49             $0
   Number of Accumulation Units Outstanding                                  1,293,126             77,611              0

AIM V.I. Government Securities Fund
   Unit Value Beginning of Period                          $1.06                 $1.00               --                  --
   Unit Value End of Period                                                      $1.06               --                  --
   Number of Accumulation Units Outstanding                                    573,525               --                  --

AIM V.I. Growth Fund
   Unit Value Beginning of Period                          $1.21                 $1.00               --                  --
   Unit Value End of Period                                                      $1.21               --                  --
   Number of Accumulation Units Outstanding                                    315,240               --                  --

AIM V.I. International Equity Fund
   Unit Value Beginning of Period                          $1.05                 $1.00               --                  --
   Unit Value End of Period                                                      $1.05               --                  --
   Number of Accumulation Units Outstanding                                  2,357,251               --                  --

AIM V.I. Value Fund
   Unit Value Beginning of Period                          $1.19                 $1.00               --                  --
   Unit Value End of Period                                                      $1.19               --                  --
   Number of Accumulation Units Outstanding                                  2,102,285               --                  --

AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                          $1.18                 $1.00               --                  --
   Unit Value End of Period                                                      $1.18               --                  --
   Number of Accumulation Units Outstanding                                    827,506               --                  --

MFS World Governments Series
   Unit Value Beginning of Period                          $1.10                 $1.12              $1.00              0
   Unit Value End of Period                                                      $1.10              $1.12              0
   Number of Accumulation Units Outstanding                                    303,642             65,848              0

MFS Money Market Series
   Unit Value Beginning of Period                          $1.09                 $1.06              $1.00              0
   Unit Value End of Period                                                      $1.09              $1.06              0
   Number of Accumulation Units Outstanding                                  3,362,150             47,376              0

MFS Bond Series
   Unit Value Beginning of Period                          $1.08                 $1.00               --                  --
   Unit Value End of Period                                                      $1.08               --                  --
   Number of Accumulation Units Outstanding                                    861,145               --                  --

MFS Total Return Series
   Unit Value Beginning of Period                          $1.16                 $1.00               --                  --
   Unit Value End of Period                                                      $1.16               --                  --
   Number of Accumulation Units Outstanding                                  1,592,342               --                  --

MFS Research Series
   Unit Value Beginning of Period                          $1.15                 $1.00               --                  --
   Unit Value End of Period                                                      $1.15               --                  --
   Number of Accumulation Units Outstanding                                  2,569,829               --                  --

MFS Emerging Growth Series
   Unit Value Beginning of Period                          $1.17                 $1.00               --                  --
   Unit Value End of Period                                                      $1.17               --                  --
   Number of Accumulation Units Outstanding                                  2,322,481               --                  --

*The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS World Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                         SUPPLEMENT DATED MAY 1, 1999 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

      Citicorp Life Variable Annuity Separate Account ("Separate Account")
                         Citicorp Life Insurance Company

         Individual Flexible Premium Deferred Variable Annuity Contracts

Effective May 1, 1999, the section of the Statement of Additional Information captioned Average Annual Total Returns is amended to include the following:

Subaccount Performance Data

         From time to time we may quote average annual total returns and cumulative total returns for subaccounts from their inception that reflect the election of the Guaranteed Minimum Income Benefit option. Such performance information will be calculated in exactly the same way as the average annual total returns and cumulative total returns described in the accompanying statement of additional information but will deduct the Guaranteed Minimum Income Benefit Charge of 0.50% on an annual basis as if the charge had been in effect since the subaccounts' inception. For purposes of calculating both average annual total returns and cumulative total returns, we deduct a mortality and expense risk charge equal to 0.84% of Separate Account assets on an annual basis. Such charge represents the mortality and expense risk charge assessed under the Contract, effective March 2, 1998. Prior to that date, this charge was 1.25% of Separate Account assets on an annual basis. We may change this charge in the future but it will never be greater than 1.25%. Data is not an indication of future performance of the subaccounts.

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Standardized Average Annual Total Returns for the subaccounts available under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                                   Subaccount
                 Standardized Average Annual Total Return Table

Guaranteed Minimum Income Benefit Option                                  For the         For the
Subaccount                                                                one-year        period
(date of inception of subaccount)                                          period          from
                                                                           ending      inception to
                                                                          12/31/98       12/31/98
---------------------------------------------------------------------     --------     ------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect(R) VIP Folio 400 (2/03/97)                               %               %
         CitiSelect(R) VIP Folio 500 (2/03/97)                               %               %
         CitiFundsSM Small Cap Growth VIP Portfolio (2/03/97)                %               %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (2/21/95)                                 %               %
         Growth Fund (2/03/97)                                               %               %
         International Equity Fund (2/03/97)                                 %               %
         Value Fund (2/03/97)                                                %               %
         Growth and Income Fund (2/03/97)                                    %               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (2/21/95)                                          %               %
         Equity Income Portfolio (2/03/97)                                   %               %
         Overseas Fund (2/03/97)                                             %               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (2/03/97)                                      %               %
         Index 500 Portfolio (2/03/97)                                       %               %

MFS VARIABLE INSURANCE TRUST
         Research Series (2/03/97)                                           %               %
         Emerging Growth Series (2/03/97)                                    %               %

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Standardized Cumulative Total Returns for the subaccounts available under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                                   Subaccount
                   Standardized Cumulative Total Return Table

Guaranteed Minimum Income Benefit Option                                  For the        For the
Subaccount                                                               one-year        period
(date of inception of subaccount)                                         period          from
                                                                          ending      inception to
                                                                         12/31/98       12/31/98
--------------------------------------------------------------------     --------     ------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect  VIP Folio 400 (2/03/97)                                 %              %
         CitiSelect VIP Folio 500 (2/03/97)                                  %              %
         CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                  %              %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (2/21/95)                                 %              %
         Growth Fund (2/03/97)                                               %              %
         International Equity Fund (2/03/97)                                 %              %
         Value Fund (2/03/97)                                                %              %
         Growth and Income Fund (2/03/97)                                    %              %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (2/21/95)                                          %              %
         Equity Income Portfolio (2/03/97)                                   %              %
         Overseas Fund (2/03/97)                                             %              %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (2/03/97)                                      %              %
         Index 500 Portfolio (2/03/97)                                       %              %

MFS VARIABLE INSURANCE TRUST
         Research Series (2/03/97)                                           %              %
         Emerging Growth Series (2/03/97)                                    %              %

         From time to time we may also quote average annual total returns and cumulative total returns for subaccounts that reflect the election of the Guaranteed Minimum Income Benefit option and do not reflect the surrender charge or the Annual Contract Fee. Such performance information will be calculated in exactly the same way as the subaccounts' Non-Standardized Average Annual Total Returns and Non-Standardized Cumulative Total Returns described in the accompanying statement of additional information except that the Guaranteed Minimum Income Benefit Charge will also be deducted as if the charge had been in effect since the subaccounts' inception.

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Non-Standardized Average Annual Total Returns for the subaccounts under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                           Subaccount Non-Standardized
                        Average Annual Total Return Table

Guaranteed Minimum Income Benefit Option                                 For the         For the
Subaccount                                                               one-year        period
(date of inception of subaccount)                                         period          from
                                                                          ending      inception to
                                                                         12/31/98       12/31/98
---------------------------------------------------------------------- ------------- ----------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect VIP Folio 400 (2/03/97)                                 %               %
         CitiSelect VIP Folio 500 (2/03/97)                                 %               %
         CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                 %               %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (2/21/95)                                %               %
         Growth Fund (2/03/97)                                              %               %
         International Equity Fund (2/03/97)                                %               %
         Value Fund (2/03/97)                                               %               %
         Growth and Income Fund (2/03/97)                                   %               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (2/21/95)                                         %               %
         Equity Income Portfolio (2/03/97)                                  %               %
         Overseas Fund (2/03/97)                                            %               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (2/03/97)                                     %               %
         Index 500 Portfolio (2/03/97)                                      %               %

MFS VARIABLE INSURANCE TRUST
         Research Series (2/03/97)                                          %               %
         Emerging Growth Series (2/03/97)                                   %               %

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Non-Standardized Cumulative Total Returns for the subaccounts under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                           Subaccount Non-Standardized
                          Cumulative Total Return Table

Guaranteed Minimum Income Benefit Option                                  For the        For the
Subaccount                                                                one-year        period
(date of inception of subaccount)                                          period          from
                                                                           ending      inception to
                                                                          12/31/98       12/31/98
---------------------------------------------------------------------- --------------- -------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect VIP Folio 400 (2/03/97)                                  %              %
         CitiSelect VIP Folio 500 (2/03/97)                                  %              %
         CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                  %              %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (2/21/95)                                 %              %
         Growth Fund (2/03/97)                                               %              %
         International Equity Fund (2/03/97)                                 %              %
         Value Fund (2/03/97)                                                %              %
         Growth and Income Fund (2/03/97)                                    %              %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (2/21/95)                                          %              %
         Equity Income Portfolio (2/03/97)                                   %              %
         Overseas Fund (2/03/97)                                             %              %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (2/03/97)                                      %              %
         Index 500 Portfolio (2/03/97)                                       %              %

MFS VARIABLE INSURANCE TRUST
         Research Series (2/03/97)                                           %              %
         Emerging Growth Series (2/03/97)                                    %              %

Adjusted Historic Portfolio Performance Data

         The charts below show adjusted historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Such performance information will be calculated in exactly the same way as the average annual total returns and cumulative total returns described in the accompanying statement of additional information, except that the Guaranteed Minimum Income Benefit Charge will also be deducted. Non-standard performance data will be disclosed only if standard performance data for the required periods is also disclosed.

         For purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 0.84% of annual assets (except that prior to March 2, 1998, we deduct a daily mortality and expense risk charge of 1.25% of annual assets), a daily administration fee of 0.15% of annual assets, the $30 annual contract fee, the applicable surrender charge, and the Guaranteed Minimum Income Benefit Charge of 0.50% on an annual basis.

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Adjusted Historic Average Annual Total Returns for the portfolios available under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
        Average Annual Total Return Table Deducting All Fees and Charges

Guaranteed Minimum Income Benefit Option                  For the        For the        For the          For the
Portfolio                                                one-year        5-year         10-year          period
(date of inception of portfolio)                          period         period         period            from
                                                          ending         ending         ending        inception to
                                                         12/31/98       12/31/98       12/31/98         12/31/98
------------------------------------------------------   --------       --------     --------------   ------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect VIP Folio 400 (11/25/96)                 %             N/A            N/A               %
         CitiSelect VIP Folio 500 (11/25/96)                 %             N/A            N/A               %
         CitiFunds Small Cap Growth VIP Portfolio
             (11/25/96)                                      %             N/A            N/A               %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (5/05/93)                 %              %             N/A               %
         Growth Fund (5/05/93)                               %              %             N/A               %
         International Equity Fund (5/05/93)                 %              %             N/A               %
         Value Fund (5/05/93)                                %              %             N/A               %
         Growth and Income Fund (5/02/94)                    %              %             N/A               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (10/9/86)
         Equity Income Portfolio (10/9/86)                   %              %              %                %
         Overseas Fund (1/28/87)                             %              %              %                %
                                                             %              %              %                %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (1/03/95)
         Index 500 Portfolio (8/27/92)                       %             N/A            N/A               %
                                                             %              %             N/A               %

MFS VARIABLE INSURANCE TRUST
         Research Series (7/26/95)                           %             N/A            N/A               %
         Emerging Growth Series (7/24/95)                    %             N/A            N/A               %

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Adjusted Historic Cumulative Total Returns for the portfolios available under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
          Cumulative Total Return Table Deducting All Fees and Charges


Guaranteed Minimum Income Benefit Option                  For the        For the        For the          For the
Portfolio                                                one-year        5-year      10-year period      period
(date of inception of portfolio)                          period         period          ending           from
                                                          ending         ending         12/31/98      inception to
                                                         12/31/98       12/31/98                        12/31/98
----------------------------------------------------     --------       --------     --------------   ------------
VARIABLE ANNUITY PORTFOLIOS                                                                                 %
         CitiSelect VIP Folio 400 (11/25/96)                 %             N/A            N/A               %
         CitiSelect VIP Folio 500 (11/25/96)                 %             N/A            N/A               %
         CitiFunds Small Cap Growth VIP Portfolio            %             N/A            N/A
             (11/25/96)

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (5/05/93)                 %              %             N/A               %
         Growth Fund (5/05/93)                               %              %             N/A               %
         International Equity Fund (5/05/93)                 %              %             N/A               %
         Value Fund (5/05/93)                                %              %             N/A               %
         Growth and Income Fund (5/02/94)                    %             N/A            N/A               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (10/9/86)
         Equity Income Portfolio (10/9/86)                   %              %              %                %
         Overseas Fund (1/28/87)                             %              %              %                %
                                                             %              %              %                %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (1/03/95)
         Index 500 Portfolio (8/27/92)                       %             N/A            N/A               %
                                                             %              %             N/A               %

MFS VARIABLE INSURANCE TRUST
         Research Series (7/26/95)                           %             N/A            N/A               %
         Emerging Growth Series (7/24/95)                    %             N/A            N/A               %

         From time to time we may also quote adjusted historic average annual total returns and cumulative total returns for the portfolios that reflect the election of the Guaranteed Minimum Income Benefit option and do not deduct the surrender charge or the Annual Contract Fee. Such performance information will be calculated in exactly the same way as described in the accompanying statement of additional information, except that the Guaranteed Minimum Income Benefit Charge will also be deducted.

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the adjusted Average Annual Total Returns for the portfolios without deduction of Surrender Charges and Annual Contract Fees under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
    Average Annual Total Return Table Without Deduction of Surrender Charges
                             and Annual Contract Fee

Guaranteed Minimum Income Benefit Option                  For the        For the        For the          For the
Portfolio                                                one-year        5-year         10-year          period
(date of inception of portfolio)                          period         period         period           from
                                                          ending         ending         ending        inception to
                                                         12/31/98       12/31/98       12/31/98         12/31/98
----------------------------------------------------     --------       --------     --------------   ------------
VARIABLE ANNUITY PORTFOLIOS
         CitiSelect VIP Folio 400 (11/25/96)                 %             N/A            N/A               %
         CitiSelect VIP Folio 500 (11/25/96)                 %             N/A            N/A               %
         CitiFunds Small Cap Growth VIP Portfolio
             (11/25/96)                                      %             N/A            N/A               %

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (5/05/93)                 %              %             N/A               %
         Growth Fund (5/05/93)                               %              %             N/A               %
         International Equity Fund (5/05/93)                 %              %             N/A               %
         Value Fund (5/05/93)                                %              %             N/A               %
         Growth and Income Fund (5/02/94)                    %             N/A            N/A               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (10/9/86)                          %              %              %                %
         Equity Income Portfolio (10/9/86)                   %              %              %                %
         Overseas Fund (1/28/87)                             %              %              %                %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (1/03/95)                      %             N/A            N/A               %
         Index 500 Portfolio (8/27/92)                       %              %             N/A               %

MFS VARIABLE INSURANCE TRUST
         Research Series (7/26/95)                           %             N/A            N/A               %
         Emerging Growth Series (7/24/95)                    %             N/A            N/A               %

         Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the adjusted Cumulative Total Returns for the portfolios without deduction of Surrender Charges and Annual Contract Fees under the option for the period ending December 31, 1998 were:

                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
      Cumulative Total Return Table Without Deduction of Surrender Charges
                             and Annual Contract Fee

Guaranteed Minimum Income Benefit Option                  For the        For the        For the          For the
Portfolio                                                one-year        5-year         10-year          period
(date of inception of portfolio)                          period         period          period           from
                                                          ending         ending          ending       inception to
                                                         12/31/98       12/31/98        12/31/98        12/31/98
----------------------------------------------------     --------       --------     --------------   ------------
VARIABLE ANNUITY PORTFOLIOS                                                                                 %
         CitiSelect VIP Folio 400 (11/25/96)                 %             N/A            N/A               %
         CitiSelect VIP Folio 500 (11/25/96)                 %             N/A            N/A               %
         CitiFunds Small Cap Growth VIP Portfolio            %             N/A            N/A
             (11/25/96)

AIM VARIABLE INSURANCE FUNDS, INC.
         Capital Appreciation Fund (5/05/93)                 %              %             N/A               %
         Growth Fund (5/05/93)                               %              %             N/A               %
         International Equity Fund (5/05/93)                 %              %             N/A               %
         Value Fund (5/05/93)                                %              %             N/A               %
         Growth and Income Fund (5/02/94)                    %             N/A            N/A               %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
         Growth Portfolio (10/9/86)
         Equity Income Portfolio (10/9/86)                   %              %              %                %
         Overseas Fund (1/28/87)                             %              %              %                %
                                                             %              %              %                %

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
         Contrafund Portfolio (1/03/95)
         Index 500 Portfolio (8/27/92)                       %             N/A            N/A               %
                                                             %              %             N/A               %

MFS VARIABLE INSURANCE TRUST
         Research Series (7/26/95)                           %             N/A            N/A               %
         Emerging Growth Series (7/24/95)                    %             N/A            N/A               %

                         SUPPLEMENT DATED MAY 1, 1999 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

                 Citicorp Life Variable Annuity Separate Account
                         Citicorp Life Insurance Company

         Individual Flexible Premium Deferred Variable Annuity Contracts

         For all Contracts applied for prior to February 1, 1999, the second paragraph of the section of the statement of additional information entitled Adjusted Historic Portfolio Performance Data (page 16) is amended to reflect that for purposes of calculating the Adjusted Historic Portfolio Average Annual Total Returns and the Adjusted Historic Portfolio Cumulative Total Returns, Citicorp Life Insurance Company deducts a mortality and expense risk charge equal to 0.84% of annual net assets (except that for the period prior to March 2, 1998, we deducted a mortality and expense risk charge of 1.25% of annual net assets), a daily administration fee equal to 0.15% of annual net assets, the $30 annual contract fee and the applicable surrender charge.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857




                             CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT




                                   May 1, 1999

                       STATEMENT OF ADDITIONAL INFORMATION

                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

         This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.

                                   May 1, 1999

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
ADDITIONAL CONTRACT PROVISIONS.............................................4
         The Contract......................................................4
         Incontestability..................................................4
         Misstatement of Age or Sex........................................4
         Participation.....................................................4
         Assignment........................................................4

DISTRIBUTION OF THE CONTRACTS..............................................4

DETERMINING ACCUMULATION UNIT VALUES.......................................4

ADDING, DELETING OR SUBSTITUTING  INVESTMENT PORTFOLIOS....................5

VOTING RIGHTS..............................................................5

CALCULATION OF YIELDS AND TOTAL RETURNS....................................6
         Money Market Subaccount Yields....................................7
         Other Subaccount Yields...........................................8
         Average Annual Total Returns......................................9
         Subaccount Performance Data......................................11
         Adjusted Historic Portfolio Performance Data.....................16
         Effect of the Annual Contract Fee on Performance Data............21

VARIABLE ANNUITY PAYMENTS.................................................21
         Assumed Investment Rate..........................................21
         Amount of Variable Annuity Payments..............................21
         Annuity Unit Value...............................................22

LEGAL MATTERS.............................................................22

EXPERTS...................................................................23

OTHER INFORMATION.........................................................23

FINANCIAL STATEMENTS......................................................23

                         ADDITIONAL CONTRACT PROVISIONS

The Contract

         The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

         We will not contest the Contract.

Misstatement of Age or Sex

         If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

         The Contract does not participate in our divisible surplus.

Assignment

         Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us.

                          DISTRIBUTION OF THE CONTRACTS

         CFBDS, Inc. acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

         CFBDS, Inc. is not affiliated with Citicorp Life Insurance Company or the Separate Account. For fiscal years 1998, 1997 and 1996, no underwriting commissions were paid to, or retained by, CFBDS, Inc.

                      DETERMINING ACCUMULATION UNIT VALUES

         The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

         The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

(2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

(3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.


             ADDING, DELETING OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

         In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

         The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

         For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

         Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

         From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. Because of the fees and charges assessed under the Contract, the yield for each subaccount will be lower than the yield for the investment portfolio supporting that subaccount. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable. Most states and political subdivisions do not assess premium taxes; however, where state premium taxes are assessed, we will deduct the amount of the tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5% of such payment at the time annuity payments begin. Premium taxes levied by political subdivisions, generally at rates of less than 1.00%, will be deducted in the same manner.

Money Market Subaccount Yields

         From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MFS Money Market Series or on that portfolio's securities.

         This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in subaccount value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual contract fee; 2) the mortality and expense risk charge; and
(3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit contract fee is used based on the $30 annual contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS = the net change in the value of the MFS Money Market Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =  per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =  the unit value for the first day of the seven-day period.

         The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

NCS = the net change in the value of the MFS Money Market Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =  per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =  the unit value for the first day of the seven-day period.

         Based on the method of calculation described above, the Current Yield and Effective Yield on amounts held in the MFS Money Market Subaccount for the seven-day period ending December 31, 1998 were:

                    Current Yield -      %

                    Effective Yield -    %

         The current and effective yields on amounts held in this subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MFS Money Market Series, the types and quality of portfolio securities held by the MFS Money Market Series and the MFS Money Market Series' operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

         Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

Other Subaccount Yields

         From time to time, sales literature or advertisements may quote the current annualized yield of the Bond Subaccount for a Contract for 30-day or one-month periods. The annualized yield generated by the Bond Subaccount refers to income generated by the subaccount during a 30-day or one-month period and is assumed to be generated each 30-day or one month period over a 12-month period.

         The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Separate Account is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

         Yield = 2 X (((NI - ES)/(U X UV)) + 1(6) - 1)

Where:

         NI = net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.

         ES = expenses of the subaccount for the 30-day or one-month period.

         U  = the average number of units outstanding.

         UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

         Based on the method of calculation described above, for the thirty-day period ending December 31, 1998, the yield for the Bond Subaccount was:

                    Yield =    %

         The yield on the amounts held in the Bond Subaccount normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the MFS Bond Series and that portfolio's operating expenses.

         Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

Average Annual Total Returns

         From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.

         When a subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

         Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         Average annual total returns are calculated using subaccount unit values which we calculate on each Valuation Day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the Annual Contract Fee. The calculation assumes that the contract fee is $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating average annual total return, an average per-dollar per-day contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than five years since the date of the purchase payment being withdrawn. The total return is calculated according to the following formula:

         TR         =        ((ERV/P)(1/N)) - 1

Where:

         TR         =        the average annual total return net of subaccount
                             recurring charges.

         ERV        =        the ending redeemable value (net of any
                             applicable surrender charge) of the hypothetical account at the end of the period.

         P          =        a hypothetical initial payment of $1,000.

         N          =        the number of years in the period.

Subaccount Performance Data

         Based on the method of calculation described above, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1998 were:

            Subaccount Standardized Average Annual Total Return Table

                                                                                        For the       For the period
                                                                                    one-year period   from inception
Subaccount (date of inception of subaccount)                                             ending             to
                                                                                        12/31/98         12/31/98
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect(R) VIP Folio 200 (2/03/97)
   CitiSelect(R) VIP Folio 300 (2/03/97)
   CitiSelect(R) VIP Folio 400 (2/03/97)
   CitiSelect(R) VIP Folio 500 (2/03/97)
   CitiFunds(SM) Small Cap Growth VIP Portfolio (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)
   Government Securities Fund (2/03/97)
   Growth Fund (2/03/97)
   International Equity Fund (2/03/97)
   Value Fund (2/03/97)
   Growth and Income Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)
   High Income Portfolio (2/03/97)
   Equity Income Portfolio (2/03/97)
   Overseas Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II Contrafund Portfolio (2/03/97)
   Index 500 Portfolio (2/03/97)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)
   Money Market Series (2/21/95)*
   Bond Series (2/03/97)
   Total Return Series (2/03/97)
   Research Series (2/03/97)
   Emerging Growth Series (2/03/97)
--------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

         We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR        =        (ERV/P) - 1

Where:

         CTR        =        The cumulative total return net of subaccount
                             recurring charges for the period.

         ERV        =        The ending redeemable value of the hypothetical
                             investment at the end of the period.

         P          =        A hypothetical single payment of $1,000.

         Based on the method of calculation described above, the Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1998 were:

----------------------------------------------------------------------------------------------------------------------
                                Subaccount Standardized Cumulative Total Return Table
----------------------------------------------------------------------------------------------------------------------
                                                                                        For the       For the period
                                                                                    one-year period   from inception
Subaccount (date of inception of subaccount)                                             ending             to
                                                                                        12/31/98         12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)
   CitiSelect VIP Folio 300 (2/03/97)
   CitiSelect VIP Folio 400 (2/03/97)
   CitiSelect VIP Folio 500 (2/03/97)
   CitiFunds Small Cap Growth VIP
     Portfolio (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)
   Government Securities Fund (2/03/97)
   Growth Fund (2/03/97)
   International Equity Fund (2/03/97)
   Value Fund (2/03/97)
   Growth and Income Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)
   High Income Portfolio (2/03/97)
   Equity Income Portfolio (2/03/97)
   Overseas Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)
   Index 500 Portfolio (2/03/97)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)
   Money Market Series (2/21/95)*
   Bond Series (2/03/97)
   Total Return Series (2/03/97)
   Research Series (2/03/97)
   Emerging Growth Series (2/03/97)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

         From time to time, sales literature or advertisements may also quote average annual total returns and cumulative total returns that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the average annual total returns and cumulative total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

         Based on this non-standardized method of calculation, the Non-Standardized Average Total Returns and Non-Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1998 were:

----------------------------------------------------------------------------------------------------------------------
                            Subaccount Non-Standardized Average Annual Total Return Table
----------------------------------------------------------------------------------------------------------------------
                                                                                        For the       For the period
                                                                                    one-year period   from inception
Subaccount (date of inception of subaccount)                                             ending             to
                                                                                        12/31/98         12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)
   CitiSelect VIP Folio 300 (2/03/97)
   CitiSelect VIP Folio 400 (2/03/97)
   CitiSelect VIP Folio 500 (2/03/97)
   CitiFunds Small Cap Growth VIP
     Portfolio (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)
   Government Securities Fund (2/03/97)
   Growth Fund (2/03/97)
   International Equity Fund (2/03/97)
   Value Fund (2/03/97)
   Growth and Income Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)
   High Income Portfolio (2/03/97)
   Equity Income Portfolio (2/03/97)
   Overseas Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)
   Index 500 Portfolio (2/03/97)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)
   Money Market Series (2/21/95)*
   Bond Series (2/03/97)
   Total Return Series (2/03/97)
   Research Series (2/03/97)
   Emerging Growth Series (2/03/97)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

----------------------------------------------------------------------------------------------------------------------
                              Subaccount Non-Standardized Cumulative Total Return Table
----------------------------------------------------------------------------------------------------------------------
                                                                                        For the       For the period
                                                                                    one-year period   from inception
Subaccount (date of inception of subaccount)                                             ending             to
                                                                                        12/31/98         12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)
   CitiSelect VIP Folio 300 (2/03/97)
   CitiSelect VIP Folio 400 (2/03/97)
   CitiSelect VIP Folio 500 (2/03/97)
   CitiFunds Small Cap Growth VIP
     Portfolio (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)
   Government Securities Fund (2/03/97)
   Growth Fund (2/03/97)
   International Equity Fund (2/03/97)
   Value Fund (2/03/97)
   Growth and Income Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)
   High Income Portfolio (2/03/97)
   Equity Income Portfolio (2/03/97)
   Overseas Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)
   Index 500 Portfolio (2/03/97)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)
   Money Market Series (2/21/95)*
   Bond Series (2/03/97)
   Total Return Series (2/03/97)
   Research Series (2/03/97)
   Emerging Growth Series (2/03/97)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

         Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

         In advertising and sales literature, the performance of each subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Services ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

         Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and

VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

         Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deductions" for the expenses of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

         Comparison may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

Adjusted Historic Portfolio Performance Data

         The charts below show historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

         For the purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 1.25% of annual assets (except that for the period March 2, 1998 through January 31, 1999, we deducted the mortality and expense risk charge of 0.84% of annual assets), a daily administrative fee equal to 0.15% of annual net assets, the $30 annual contract fee and the applicable surrender charge.

         Based on the method of calculation described above, the Adjusted Historic Average Annual Total Returns for the portfolios for the periods ending December 31, 1998 were:

----------------------------------------------------------------------------------------------------------------------
                  Adjusted Portfolio Average Annual Total Return Table Deducting All Fees and Charges
----------------------------------------------------------------------------------------------------------------------
                                                            For the                        For the
Portfolio (date of inception of portfolio)                 one-year        For the         10-year      For the period
                                                            period      5-year period      period       from inception
                                                            ending          ending         ending             to
                                                           12/31/98        12/31/98       12/31/98         12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)
   CitiSelect VIP Folio 300 (11/25/96)
   CitiSelect VIP Folio 400 (11/25/96)
   CitiSelect VIP Folio 500 (11/25/96)
   CitiFunds Small Cap Growth VIP Portfolio
   (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)
   Government Securities Fund (5/05/93)
   Growth Fund (5/05/93)
   International Equity Fund (5/05/93)
   Value Fund (5/05/93)
   Growth and Income Fund (5/02/94)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)
   High Income Portfolio (9/19/85)
   Equity Income Portfolio (10/9/86)
   Overseas Fund (1/28/87)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)
   Index 500 Portfolio (8/27/92)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)
   Money Market Series (1/03/95)*
   Bond Series (10/24/95)
   Total Return Series (1/03/95)
   Research Series (7/26/95)
   Emerging Growth Series (7/24/95)
----------------------------------------------------------------------------------------------------------------------
</
TABLE>

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

                                       17

         The Adjusted Historic Cumulative Total Returns for the portfolios for the periods ending December 31, 1998 were:

----------------------------------------------------------------------------------------------------------------------
                    Adjusted Portfolio Cumulative Total Return Table Deducting All Fees and Charges
----------------------------------------------------------------------------------------------------------------------
                                                            For the
Portfolio (date of inception of portfolio)                 one-year        For the         For the      For the period
                                                            period      5-year period      10-year      from inception
                                                            ending         ending       period ending         to
                                                           12/31/98       12/31/98        12/31/98         12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)
   CitiSelect VIP Folio 300 (11/25/96)
   CitiSelect VIP Folio 400 (11/25/96)
   CitiSelect VIP Folio 500 (11/25/96)
   CitiFunds Small Cap Growth VIP Portfolio
   (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)
   Government Securities Fund (5/05/93)
   Growth Fund (5/05/93)
   International Equity Fund (5/05/93)
   Value Fund (5/05/93)
   Growth and Income Fund (5/02/94)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)
   High Income Portfolio (9/19/85)
   Equity Income Portfolio (10/9/86)
   Overseas Fund (1/28/87)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)
   Index 500 Portfolio (8/27/92)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)
   Money Market Series (1/03/95)*
   Bond Series (10/24/95)
   Total Return Series (1/03/95)
   Research Series (7/26/95)
   Emerging Growth Series (7/24/95)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

         From time to time, sales literature or advertisements may also quote adjusted average annual total returns and cumulative total returns for the portfolios that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the adjusted portfolio average annual total returns and cumulative total returns described above, except that ending value for the period does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

         Based on this method of calculation, the Adjusted Portfolio Average Total Returns and Cumulative Total Returns without the deduction of surrender charges and the Annual Contract Fee for the portfolios for the periods ending December 31, 1998 were:

----------------------------------------------------------------------------------------------------------------------
  Adjusted Portfolio Average Annual Total Return Table Without Deduction of Surrender Charges and Annual Contract Fee
----------------------------------------------------------------------------------------------------------------------
                                                            For the
Portfolio (date of inception of portfolio)                 one-year        For the         For the      For the period
                                                            period      5-year period      10-year      from inception
                                                            ending          ending      period ending         to
                                                           12/31/98        12/31/98        12/31/98        12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)
   CitiSelect VIP Folio 300 (11/25/96)
   CitiSelect VIP Folio 400 (11/25/96)
   CitiSelect VIP Folio 500 (11/25/96)
   CitiFunds Small Cap Growth VIP Portfolio
   (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)
   Government Securities Fund (5/05/93)
   Growth Fund (5/05/93)
   International Equity Fund (5/05/93)
   Value Fund (5/05/93)
   Growth and Income Fund (5/02/94)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)
   High Income Portfolio (9/19/85)
   Equity Income Portfolio (10/9/86)
   Overseas Fund (1/28/87)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)
   Index 500 Portfolio (8/27/92)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)
   Money Market Series (1/03/95)*
   Bond Series (10/24/95)
   Total Return Series (1/03/95)
   Research Series (7/26/95)
   Emerging Growth Series (7/24/95)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

----------------------------------------------------------------------------------------------------------------------
    Adjusted Portfolio Cumulative Total Return Table Without Deduction of Surrender Charges and Annual Contract Fee
----------------------------------------------------------------------------------------------------------------------
                                                            For the
Portfolio (date of inception of portfolio)                 one-year        For the         For the      For the period
                                                            period      5-year period      10-year      from inception
                                                            ending          ending      period ending         to
                                                           12/31/98        12/31/98        12/31/98        12/31/98
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)
   CitiSelect VIP Folio 300 (11/25/96)
   CitiSelect VIP Folio 400 (11/25/96)
   CitiSelect VIP Folio 500 (11/25/96)
   CitiFunds Small Cap Growth VIP Portfolio
   (11/25/96)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)
   Government Securities Fund (5/05/93)
   Growth Fund (5/05/93)
   International Equity Fund (5/05/93)
   Value Fund (5/05/93)
   Growth and Income Fund (5/02/94)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)
   High Income Portfolio (9/19/85)
   Equity Income Portfolio (10/9/86)
   Overseas Fund (1/28/87)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)
   Index 500 Portfolio (8/27/92)
MFS VARIABLE INSURANCE TRUST
   World Governments Series (6/14/94)
   Money Market Series (1/03/95)*
   Bond Series (10/24/95)
   Total Return Series (1/03/95)
   Research Series (7/26/95)
   Emerging Growth Series (7/24/95)
----------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

Effect of the Annual Contract Fee on Performance Data

         The Contract provides for a $30 Annual Contract Fee to be deducted annually at the end of each Contract Year from the Accounts based on the proportion of the Contract Value invested in each such Account. This fee is waived for Contracts having a Contract Value of at least $25,000 or if, during the Contract Year, purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid. For purposes of reflecting the contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. The average Contract Value as of 12/31/98 was $_________, which converts to an Annual Contract Fee of $_______.

                            VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

         The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

Amount of Variable Annuity Payments

         The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

         The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

         Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

         The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

Annuity Unit Value

         The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

      (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

      (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

         The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

Illustration of Calculation of Annuity Unit Value

         1.  Net Investment Factor for period...........  1.003662336

         2.  Adjustment for 3% Assumed Investment
             Rate.......................................  0.999919016

         3.  2x1........................................  1.003581055

         4.  annuity unit value, beginning of
             valuation period...........................  10.743769

         5.  annuity unit value, end of valuation
             period (3x4)...............................  10.782243

                                  LEGAL MATTERS

         All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by Catherine S. Mulholland,

General Counsel of the Company. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

         The statutory financial statements of Citicorp Life Insurance Company as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998 and the financial statements for the Separate Account as of December 31, 1998 have been included herein and in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

         The report of KPMG Peat Marwick LLP covering the financial statements of Citicorp Life Insurance Company contains an explanatory paragraph which states that the financial statements are presented in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona. These practices differ in some respects from generally accepted accounting principles. The financial statements do not include any adjustments that might result from the differences.

                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

         The audited Statutory Financial Statements of the Company as of December 31, 1998 and 1997 and for the years ended December 31, 1998, 1997 and 1996, as well as the Independent Auditor's Report which appear in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 1998.

                                     PART C

                                OTHER INFORMATION

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)   Financial Statements

      All required financial statements are included in Part B.

(b)   Exhibits

      (1)   Certified resolution of the board of directors of Citicorp Life
            Insurance Company (the "Company") establishing Citicorp Life
            Variable Annuity Separate Account (the "Separate Account").*

      (2)   Not Applicable.

      (3)   Form of underwriting agreement among the Company, the Separate
            Account and CFBDS, Inc.*

      (4)   (a) Contract Form.*

            (b)   Individual Retirement Annuity Endorsement.*

            (c)   403(b) Tax Sheltered Annuity Endorsement.*

            (d)   Annuity Contract Endorsement: Waiver of Surrender Charges.*

            (e)   Variable Annuity Endorsement: Amendment of Contract Provisions.****

            (f)   Roth Individual Retirement Annuity Endorsement.****

      (5)   Contract Application.**

      (6)   (a) Certificate of Incorporation of the Company.*

            (b)   By-Laws of the Company.*

            (7)   None.

            (8)   (a)   Participation Agreement Among Variable Insurance Products
                        Fund, Fidelity Distributors Corporation and Citicorp Life
                        Insurance Company*

                  (b)   Participation Agreement Among Variable Insurance
                        Products Fund II, Fidelity Distributors Corporation and
                        Citicorp Life Insurance Company.**


                  (c)   Participation Agreement Between MFS Variable Insurance
                        Trust, Citicorp Life Insurance Company and Massachusetts
                        Financial Services Company.**

                  (d)   Participation Agreement By and Among AIM Variable
                        Insurance Funds, Inc. and Citicorp Life Insurance
                        Company, on Behalf of Itself and Citicorp Life Variable
                        Annuity Separate Account.**

                  (e)   Participation Agreement Among CitiFunds and Citicorp
                        Life Insurance Company.**

                  (f)   Participation Agreement Between Variable Annuity
                        Portfolios and Citicorp Life Insurance Company.**

                  (g)   Administrative Services Agreement between Citicorp
                        Insurance Services, Inc. and Citicorp Life Insurance
                        Company with Addendums.*

      (9) Opinion and Consent of Catherine S. Mulholland, Esq. (To be filed with subsequent amendment.)

      (10)  (a)   Consent of Sutherland Asbill & Brennan LLP. (To be filed with subsequent amendment.)

            (b) Consent of KPMG Peat Marwick LLP. (To be filed with subsequent amendment.)

      (11)  Not Applicable.

      (12)  None.

      (13)  Schedule for Computation of Each Performance Calculation.***

      (14)  Not Applicable.

*Incorporated herein by reference to the registrant's Post-Effective Amendment
No. 2 to the Registration Statement filed with the Securities and Exchange
Commission via EDGARLINK on April 29, 1996(File 33-81626).

**Incorporated herein by reference to the registrant's Post-Effective Amendment
No. 3 to the Registration Statement filed with the Securities and Exchange
Commission via EDGARLINK on November 8, 1996 (File 33-81626).

***Incorporated herein by reference to the registrant's Post-Effective Amendment
No. 5 to the Registration Statement filed with the Securities and Exchange
Commission via EDGARLINK on April 28, 1997 (File 33-81626).

****Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

Item 25. Directors and Officers of the Company.

         Alan F. Liebowit           Director*

         Daniel F. Forcade          Director/President and Chief
                                    Operating Officer*

         Marc J. Fink               Director/Senior Vice President*

         Charles H. Masland, IV     Director/Senior Vice President*

         Larry D. Williams          Director/Senior Vice President*

         Catherine S. Mulholland    Senior Vice President and
                                    General Counsel*

         Benjamin G. Spurgeon       Senior Vice President and Chief
                                    Actuary/Valuation Actuary *

         Mark C. Lovejoy            Vice President and Chief
                                    Underwriter*

         Eric S. Miller             Vice President*

         Kenneth E. Nelson          Vice President*

         Walter C. Smith, Jr.       Vice President/Treasurer*

         Richard M. Zuckerman       Vice President/Associate General
                                    Counsel and Secretary*

--------------
* 800 Silver Lake Boulevard, Dover, DE 19904

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                     ORGANIZATION CHART

                                  ------------------------
                                          CITIGROUP
                                   (Delaware Corporation)
                                  ------------------------
                                             |       100%
                                             |
                                  ------------------------
                                   CITICORP HOLDINGS, INC.
                                   (Delaware Corporation)
                                  ------------------------
                                             |     100%
                                             |
                                  ------------------------
                                      CITIBANK DELAWARE
                                    (Delaware Corporation)
                                  ------------------------
                                                  |
                 +--------------------------------+
                 | 100%
        -----------------------
             CITICORP LIFE
           INSURANCE COMPANY
         (Arizona Corporation)
        -----------------------
                 |
           +--------------------------------------+
           | 100%                                 | 100%
 -----------------------             --------------------------
   FIRST CITICORP LIFE                   CITICORP ASSURANCE
           INSURANCE                             CO
           COMPANY                     (Delaware Corporation)
  (New York Corporation)             --------------------------
 -----------------------

Item 27. Number of Contract owners

         As of December 31, 1998 there were contract owners.

Item 28. Indemnification

         The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

         (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

         (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

         (4)      Any indemnification under paragraphs 1, 2 and 3 of this
                  Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

         (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

         (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Regis-trant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) CFBDS, Inc., the Registrant's Distributor, is also the distributor for CitiFunds Cash Reserves, CitiFunds

                  Premium Liquid Reserves, CitiFunds Tax Free Reserves, CitiFunds New York Tax Free Reserves, CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves, CitiFunds New York Tax Free Income Fund, CitiFunds Balanced Fund, CitiFunds Equity Fund, CitiFunds Short Term U.S. Government Income Fund, CitiFunds Intermediate Income Fund, CitiFunds U.S. Treasury Reserves, CitiFunds Premium U.S. Treasury Reserves, CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves. CFBDS, Inc. is also the placement agent for International Portfolio, Large Cap Value Portfolio, Intermediate Income Portfolio, Foreign Bond Portfolio, Short Term Portfolio, Small Cap Value Portfolio, Balanced Portfolio, Cash Reserves Portfolio, Emerging Asian Markets Equity Portfolio, U.S. Treasury Reserves Portfolio, Small Cap Growth Portfolio, Tax Free Reserves Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Growth and Income Portfolio and Government Income Portfolio.

         (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc. pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

Item 30. Location Books and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 800 Silver Lake Boulevard, Dover, Delaware 19904.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings and Representations

         (a) The registrant undertakes that it will file a post- effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 29th day of January, 1999.

                                CITICORP LIFE VARIABLE ANNUITY
                                      SEPARATE ACCOUNT
                                        (Registrant)

Attest:/s/Catherine S. Mulholland   By: /s/ Larry D. Williams
                                        ------------------------------
                                        Senior Vice President of
                                        Citicorp Life Insurance Company

                                BY: CITICORP LIFE INSURANCE COMPANY
                                            (Depositor)

Attest:/s/Catherine S. Mulholland   By: /s/ Larry D. Williams
                                        -------------------------------
                                        Senior Vice President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                       Title                       Date
         ---------                       -----                       ----
/s/ Daniel F. Forcade              Director, President          January 29, 1999
----------------------------       -------------------
                                         (COO)

/s/ Larry D. Williams              Director, SVP                January 29, 1999
----------------------------       -------------------

/s/ Charles H. Masland, IV         Director, SVP                January 29, 1999
----------------------------       -------------------

/s/ Marc J. Fink                   Director, SVP                January 29, 1999
----------------------------       -------------------

/s/ Walter C. Smith, Jr.           Treasurer, VP                January 29, 1999
----------------------------       -------------------
                                          (CFO)

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 29th day of January, 1999.

                              CITICORP LIFE VARIABLE ANNUITY
                                     SEPARATE ACCOUNT
                                       (Registrant)

Attest:/s/Catherine S. Mulholland   By: /s/ Larry D. Williams
                                        ---------------------------
                                        Senior Vice President of
                                        Citicorp Life Insurance Company

                               BY: CITICORP LIFE INSURANCE COMPANY
                                            (Depositor)

Attest:/s/Catherine S. Mulholland   By: /s/ Larry D. Williams
                                        ----------------------------
                                        Senior Vice President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signature                         Title                       Date
       ---------                         -----                       ----
/s/ Alan F. Liebowitz            Director                       January 29, 1999
----------------------------     ----------------------